Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Leasehold improvement	115,637	114,469
Office equipment	58,067	57,480
Furniture and fixtures	1,045	1,034
Total	174,749	172,983
Less: accumulated depreciation	(104,390)	(123,259)
Net carrying value	70,359	49,724

Depreciation expenses recognized for six months ended June 30, 2024 and 2025 were US$20,237 and US$20,069, respectively.